Investments - Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 43.4	$ 46.7
Gross Unrealized Gains	3.3	2.2
Gross Unrealized Losses	0.0	(0.2)
Fair Value	46.7	48.7
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.8	0.8
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.9	0.9
State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	3.1	3.0
Gross Unrealized Gains	0.1	0.2
Gross Unrealized Losses	0.0	0.0
Fair Value	3.2	3.2
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.3	0.2
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.4	0.3
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost		7.9
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Value		7.9
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	2.0	2.4
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	2.1	2.5
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	29.8	24.3
Gross Unrealized Gains	2.1	1.2
Gross Unrealized Losses	0.0	(0.1)
Fair Value	31.9	25.4
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	7.4	8.1
Gross Unrealized Gains	0.8	0.5
Gross Unrealized Losses	0.0	(0.1)
Fair Value	8.2	8.5
OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.1
OTTI | U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | State, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Foreign governments
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Asset-backed
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI		0.0
OTTI | Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.1
OTTI | U.S. corporate
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
OTTI | Foreign corporate
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	$ 0.0	$ 0.0